INCOME TAX CREDIT (Schedule of Statutory Tax Rate) (Details)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of income tax credit [Abstract]
Irish corporation tax		(12.50%)	(12.50%)	(12.50%)
Effect of current year net operating losses and temporary differences for which no deferred tax asset was recognised		17.19%	10.97%	19.41%
Effect of tax rates on overseas earnings		(7.82%)	(7.30%)	(0.09%)
Effect of Irish income taxable at higher tax rate		2.62%	3.93%	38.60%
Adjustments in respect of prior years		(0.53%)	0.14%	5.93%
R&D tax credits		0.00%	(0.75%)	(30.99%)
Other items	[1]	0.88%	5.07%	(16.51%)
Effective tax rate		(0.16%)	(0.44%)	(3.85%)

[1]	Other items comprise items not chargeable to tax and expenses not deductible for tax purposes. In 2022, other items mainly related to the loss on disposal of the exchangeable notes which was non-recurring. In 2021 other items mainly related to the US$4.4 million income from the Paycheck Protection Program loans which was not chargeable for tax purposes. There was no Paycheck Protection Program income in 2023 or 2022.